Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
Borrowings

	As of December 31,
(in millions)	2014	2013
Short-term borrowings
Foreign lines of credit and other arrangements	$68	$68
Senior secured revolving credit facility	10	—
Total Short-term borrowings	78	68

Current portion of long-term borrowings:
4.85% Unsecured notes due 2014, net of unamortized discount of $0	—	4
4.95% Unsecured notes due 2015, net of unamortized discount of $0	10	—
Capital lease obligations	73	74
Total Current portion of long-term borrowings	83	78
Total Short-term and current portion of long-term borrowings	161	146

Long-term borrowings:
Senior secured term loan facility due March 2017, net of unamortized discount of $10 and $23	1,451	2,658
Senior secured term loan facility due March 2018 (a), net of unamortized discount of $45 and $22	4,932	4,656
Senior secured term loan facility due September 2018 (a), net of unamortized discount of $27 and $27	981	981
Senior secured term loan facility due March 2021, net of unamortized discount of $11	1,180	—
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $19 and $23	1,576	1,572
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $10 and $12	500	498
6.75% Senior secured first lien notes due 2020 (b), net of unamortized discount of $14 and $25	1,383	2,124
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $11 and $13	1,989	1,987
8.75% Senior secured second lien notes due 2022, net of unamortized discount of $6 and $6	994	994
12.625% Senior unsecured notes due 2021, net of unamortized discount of $16 and $19	2,984	2,981
10.625% Senior unsecured notes due 2021 (b), net of unamortized discount of $16 and $27	514	788
11.25% Senior unsecured notes due 2021 (b), net of unamortized discount of $15 and $27	495	758
11.25% Senior unsecured subordinated notes due 2016	—	750
11.75% Senior unsecured subordinated notes due 2021 (b), net of unamortized discount of $11 and $38	1,598	1,712
4.95% Unsecured notes due 2015, net of unamortized discount of $1	—	9
Capital lease obligations	134	89
Total Long-term borrowings	20,711	22,557
Total Borrowings	$20,872	$22,703

(a)	Repriced and amended on July 18, 2014. See "Senior Secured Term Loan Facility" below for additional information.

(b)	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.

Foreign Lines of Credit and Other Arrangements

FDC had approximately $349 million and $265 million available under short-term lines of credit and other arrangements with foreign banks and alliance partners primarily to fund settlement activity, as of December 31, 2014 and 2013, respectively. As of December 31, 2014, the Company had a $150 million committed line of credit for one of its U.S. alliances and the remainder of these arrangements is primarily associated with international operations and are in various functional currencies, the most significant of which are the Australian dollar, the Polish zloty, and the euro. Of the amounts outstanding as of December 31, 2014 and 2013, $67 million and $68 million were uncommitted. The weighted average interest rate associated with these arrangements was 3.2% and 3.8% for the years ended December 31, 2014 and 2013, respectively. Commitment fees for the committed lines of credit range from 0.16% to 0.8%.

Senior Secured Revolving Credit Facility

As of December 31, 2014, FDC’s senior secured revolving credit facility had commitments from financial institutions to provide approximately $1.0 billion of credit. The revolving credit facility matures on September 24, 2016. FDC had $10 million and $0 million outstanding against this facility as of December 31, 2014 and 2013, respectively. Up to $500 million of the senior secured revolving credit facility is available for letters of credit of which $43 million and $46 million of letters of credit were issued under the facility as of December 31, 2014 and 2013, respectively. As of December 31, 2014, $964 million remained available.

Interest is payable at a rate equal to, at FDC’s option, either (a) London Interbank Offered Rate (LIBOR) for deposits in the applicable currency plus an applicable margin or (b) the higher of (1) the prime rate of Credit Suisse and (2) the federal funds effective rate plus 0.50%, plus an applicable margin. The weighted-average interest rate was 5.14% and 5.25% for the years ended December 31, 2014 and 2013, respectively. The commitment fee rate for the unused portion of this facility is 0.75% per year.

Senior Secured Term Loan Facility

The Company has amounts outstanding under its senior secured term loan facility under separate tranches as described below. A portion of each tranche is denominated in euro with the exception of the September 2018 term loan. Interest is payable based upon LIBOR or euro LIBOR plus an applicable margin.

As of December 31, 2014, FDC held interest rate swaps to mitigate exposure to variability in interest payments on the outstanding variable rate senior secured term loan. Refer to Note 5 "Derivative Financial Instruments" of these consolidated financial statements for a discussion of the Company’s derivatives.

The original terms of FDC’s senior secured term loan facility required the Company to pay equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount. However, in conjunction with debt modifications and amendments over the last several years, proceeds from the issuance of the notes were used to prepay portions of the principal balances of FDC’s senior secured term loans which satisfied the future quarterly principal payments. Therefore, the Company made no scheduled principal payments during 2014 or 2013.

The senior secured term loan facility also requires mandatory prepayments based on a percentage of excess cash flow generated by FDC. All obligations under the senior secured loan facility are fully and unconditionally guaranteed by most of the domestic, wholly owned material subsidiaries of FDC, subject to certain exceptions.

Senior Secured Term Loan Facility Due March 2017 On January 30, 2014, the Company amended its senior secured term loan facility (2017 Old Term Loan). Under the amendment, the Company extended the maturity of approximately $941 million of its existing U.S. dollar-denominated term loans and approximately €154 million of its existing euro-denominated term loans, in each case, from March 24, 2017 to March 24, 2021. See the Senior Secured Term Loan Facility Due March 2021 (2021 Term Loan) section below.

The Company also incurred an aggregate principal amount of approximately $1.4 billion in new U.S. dollar-denominated term loans and approximately €25 million in new euro-denominated term loans maturing on March 24, 2017 (2017 New Term Loan). The interest rate applicable to the 2017 New Term Loan is a rate equal to, at the Company’s option, either (a) LIBOR for deposits in the applicable currency plus 350 basis points or (b) solely with respect to term loans denominated in U.S. dollars, a base rate plus 250 basis points. The Company used the proceeds from the incurrence of the 2017 New Term Loan to repay an equal amount outstanding on the 2017 Old Term Loan. The interest rate on the 2017 Old Term Loan was a rate per annum equal to, at the Company's option, LIBOR plus 400 basis points or a base rate plus 300 basis points.
Additionally, the Company incurred an aggregate principal amount of approximately $63 million under the 2021 Term Loan and used the proceeds to repay an equal amount outstanding on the 2017 Old Term Loan.
Senior Secured Term Loan Facility Due March 2018 On July 18, 2014, the Company incurred an aggregate principal amount of approximately $4.6 billion in new U.S. dollar-denominated loans and approximately €311 million in new euro-denominated loans maturing on March 24, 2018 (March 2018 New Term Loan). The interest rate applicable to the March 2018 New Term Loan is a rate equal to, at the Company’s option, either (a) LIBOR for deposits in the applicable currency plus 350 basis points or (b) solely with respect to term loans denominated in U.S. dollars, a base rate plus 250 basis points. The Company used a portion of the proceeds from the incurrence of the March 2018 New Term Loan to repay its outstanding term loans borrowings maturing on March 24, 2018 (March 2018 Old Term Loan), with approximately $350 million in remaining aggregate principal amount of 2018 March New Term Loan to be used for general corporate purposes. The interest rate on the March 2018 Old Term Loan was a rate per annum equal to, at the Company's option, LIBOR plus 400 basis points or a base rate plus 300 basis points.

Senior Secured Term Loan Facility Due September 2018 On July 18, 2014, the Company incurred an aggregate principal amount of approximately $1.0 billion in new U.S. dollar-denominated term loans maturing on September 24, 2018 (September 2018 New Term Loan). The interest rate applicable to the September 2018 New Term Loan is a rate equal to, at the Company’s option, either (a) LIBOR for the deposits in U.S. dollars plus 350 basis points or (b) a base rate plus 250 basis points. The Company used the proceeds from the incurrence of the September 2018 New Term Loan to repay outstanding U.S. dollar-denominated term loan borrowings maturing on September 24, 2018 (September 2018 Old Term Loan). The interest rate on the September 2018 Old Term Loan was a rate per annum equal to, at the Company's option, LIBOR plus 400 basis points or a base rate plus 300 basis points.

Senior Secured Term Loan Facility Due March 2021 As discussed above, on January 30, 2014, the Company amended its 2017 Old Term Loan. Under the amendment, the Company extended the maturity of approximately $941 million of its existing U.S. dollar-denominated term loans and approximately €154 million of its existing euro-denominated term loans, in each case, from March 24, 2017 to March 24, 2021.
The Company also incurred an aggregate principal amount of approximately $63 million in new U.S. dollar-denominated term loans maturing on March 24, 2021 and used the proceeds to repay an equal amount outstanding on the 2017 Old Term Loan.

The interest rate applicable to the 2021 Term Loan is a rate equal to, at the Company’s option, either (a) LIBOR for deposits in the applicable currency plus 400 basis points or (b) solely with respect to term loans denominated in U.S. dollars, a base rate plus 300 basis points.

7.375% Senior Secured First Lien Notes

FDC’s 7.375% senior secured notes due June 15, 2019 require the payment of interest semi-annually on June 15 and December 15 of each year.

FDC may redeem these notes, in whole or in part, at any time prior to June 15, 2015 at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a make-whole premium. Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.

8.875% Senior Secured First Lien Notes

FDC’s 8.875% senior secured notes due August 15, 2020 require the payment of interest semi-annually on February 15 and August 15 of each year.

FDC may redeem the notes, in whole or in part, at any time prior to August 15, 2015 at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and an additional premium as defined. Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices, plus accrued and unpaid interest to the redemption date.

6.75% Senior Secured First Lien Notes

On July 21, 2014, the Company redeemed $753 million aggregate principal of its 6.75% senior secured first lien notes due 2020, plus accrued and unpaid interest. Refer to "Debt Repurchase" below for additional information.

FDC’s 6.75% senior secured notes due November 1, 2020 require the payment of interest semi-annually on May 1 and November 1 of each year.

FDC may redeem the notes, in whole or in part, at any time prior to November 1, 2015, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.

Senior Secured Second Lien Notes

Interest on the 8.25% cash-pay notes is payable in cash and is payable semi-annually in arrears on January 15 and July 15. The 8.25% cash-pay notes mature on January 15, 2021.

Interest on the 8.75% senior secured second lien notes is payable in cash and is payable semi-annually in arrears on January 15 and July 15. The 8.75% senior secured second lien notes mature on January 15, 2022.

FDC may redeem the second lien notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the second lien notes, in whole or in part, at established redemption prices.

12.625% Senior Unsecured Notes

Interest on the 12.625% senior notes is payable in cash and is payable semi-annually in arrears on January 15 and July 15. The 12.625% senior notes mature on January 15, 2021.

FDC may redeem the senior unsecured notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the senior notes, in whole or in part, at established redemption prices.

10.625% Senior Unsecured Notes Due 2021

On March 14, 2014, the Company completed an offer to exchange all of its 10.625% senior unsecured notes due 2021 for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes are freely tradable. There was no expenditure or receipt of cash associated with this exchange, other than the professional fees incurred in connection with the registration statement itself.

On July 21, 2014, the Company redeemed $285 million aggregate principal of its 10.625% senior unsecured notes due 2021, plus accrued and unpaid interest. Refer to "Debt Repurchase" below for additional information.

Interest on the 10.625% senior notes is payable in cash and is payable semi-annually on February 15 and August 15. The 10.625% senior notes mature on June 15, 2021.

FDC may redeem the notes, in whole or in part, at any time prior to April 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.

11.25% Senior Unsecured Notes Due 2021

On March 14, 2014, the Company completed an offer to exchange all of its 11.25% senior unsecured notes due 2021 for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes are freely tradable. There was no expenditure or receipt of cash associated with this exchange, other than the professional fees incurred in connection with the registration statement itself.

On July 21, 2014, the Company redeemed $275 million aggregate principal of its 11.25% senior unsecured notes due 2021, plus accrued and unpaid interest. Refer to "Debt Repurchase" below for additional information.

Interest on the 11.25% senior notes is payable in cash and is payable semi-annually on May 15 and November 15. The 11.25% senior notes mature on January 15, 2021.

FDC may redeem the notes, in whole or in part, at any time prior to January 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.

11.25% Senior Unsecured Subordinated Notes Due 2016

On January 6, 2014, the Company used proceeds from the issuance of its 11.75% senior unsecured subordinated notes due 2021, described below, together with cash on hand, to purchase for cash any and all outstanding 11.25% senior unsecured subordinated notes due 2016.

11.75% Senior Unsecured Subordinated Notes Due 2021

On January 6, 2014, FDC issued $725 million aggregate principal amount of 11.75% senior unsecured subordinated notes due August 15, 2021. The notes were issued at 103.5% of par for a premium of $25 million. The additional notes were treated as a single series with the existing 11.75% notes and will have the same terms as those of the existing 11.75% notes. The additional notes and the existing 11.75% notes will vote as one class under the indenture. FDC used the proceeds from the issue and sale of the additional notes, together with cash on hand, to redeem all of its outstanding 11.25% senior subordinated notes due 2016 and to pay related fees and expenses.

On March 14, 2014, the Company completed an offer to exchange all of its 11.75% senior unsecured notes due 2021 for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes are freely tradable. There was no expenditure or receipt of cash associated with this exchange, other than the professional fees incurred in connection with the registration statement itself.

On July 11, 2014, the Company redeemed $866 million aggregate principal of its 11.75% senior unsecured subordinated notes due 2021, plus accrued and unpaid interest. Refer to "Debt Repurchase" below for additional information.

Interest on the 11.75% senior notes is payable in cash and is payable semi-annually on February 15 and August 15. The 11.75% senior notes mature on August 15, 2021.

FDC may redeem the notes, in whole or in part, at any time prior to May 15, 2016, at a price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest to the redemption date and a “make-whole premium.” Thereafter, FDC may redeem the notes, in whole or in part, at established redemption prices.

Other

In October 2014, FDC paid off its 4.85% notes due 2014 for $4 million.

Related Financing Costs

In connection with the January 2014 debt offering and repurchase and the January 2014 and July 2014 modifications to the senior secured term loan facility, the Company incurred lender fees and other expenses of approximately $19 million.

Debt Repurchase

On July 11, 2014, First Data Holdings Inc., the direct parent company of the Company, completed a $3.5 billion issuance of its common equity in a private placement. $2.5 billion of the net proceeds were contributed to the Company as a capital contribution and the funds were used to repurchase a portion of the Company's outstanding 11.75% senior unsecured subordinated notes due 2021, 6.75% senior secured first lien notes due 2020, 10.625% senior unsecured notes due 2021, and 11.25% senior unsecured notes due 2021.

In connection with these transactions, the Company incurred debt extinguishment costs of $260 million.

Maturities

The following table presents the future aggregate annual maturities of long-term debt excluding unamortized discounts:

Year ended December 31, (in millions)	Par Amount
2015	$83
2016	66
2017	1,512
2018	5,992
2019	1,597
Thereafter	11,755
Total	$21,005

Deferred Financing Costs

Deferred financing costs were capitalized in conjunction with certain of FDC’s debt issuances and totaled $132 million and $177 million, as of December 31, 2014 and 2013, respectively. Deferred financing costs are reported in the “Other long-term assets” line of the consolidated balance sheets and are being amortized on a straight-line basis, which approximates the interest method, over the remaining term of the respective debt, with a weighted-average period of six years. In addition, lender fees associated with debt modifications and amendments were capitalized as discounts on the debt and are similarly being amortized on a straight-line basis, which approximates the effective interest method, over the remaining term of the respective debt.

Guarantees and Covenants

All obligations under the senior secured revolving credit facility and senior secured term loan facility are unconditionally guaranteed by most of the existing and future, direct and indirect, wholly owned, material domestic subsidiaries of FDC. The senior secured facilities contain a number of covenants that, among other things, restrict FDC’s ability to incur additional indebtedness; create liens; enter into sale and leaseback transactions; engage in mergers or consolidations; sell or transfer assets; pay dividends and distributions or repurchase FDC’s or its parent company’s capital stock; make investments, loans or advances; prepay certain indebtedness; make certain acquisitions; engage in certain transactions with affiliates; amend material agreements governing certain indebtedness; and change its lines of business. The senior secured facilities also require FDC to not exceed a maximum senior secured leverage ratio and contain certain customary affirmative covenants and events of default, including a change of control. The senior secured term loan facility also requires mandatory prepayments based on a percentage of excess cash flow generated by FDC. FDC is in compliance with all applicable covenants.

All senior secured notes are guaranteed on a senior secured basis by each of FDC’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantees FDC’s senior secured credit facilities. Each of the guarantees of the notes is a general senior obligation of each guarantor and rank senior in right of payment to all existing and future subordinated indebtedness of the guarantor subsidiary, including FDC’s existing senior subordinated notes. The notes rank equal in right of payment with all existing and future senior indebtedness of the guarantor subsidiary but are effectively senior to the guarantees of FDC’s existing senior unsecured notes and FDC’s existing senior secured second lien notes to the extent of FDC’s and the guarantor subsidiary’s value of the collateral securing the notes. The 7.375% Senior Secured First Lien Notes, 8.875% Senior Secured First Lien Notes, and 6.75% Senior Secured First Lien Notes are effectively equal in right of payment with each other and the guarantees of FDC’s senior secured credit facilities. Each series of notes are effectively subordinated to any obligations secured by liens permitted under the indenture for the particular series of notes and structurally subordinated to any existing and future indebtedness and other liabilities of any subsidiary of a guarantor that is not also a guarantor of the notes.

All senior unsecured notes (i) rank senior in right of payment to all of FDC’s existing and future subordinated indebtedness, (ii) rank equally in right of payment to all of the existing and future senior indebtedness, (iii) are effectively subordinated in right of payment to all existing and future secured debt to the extent of the value of the assets securing such debt, and (iv) are structurally subordinated to all obligations of each subsidiary that is not a guarantor of the senior notes.

The senior subordinated notes are unsecured and (i) rank equally in right of payment with all of the existing and future senior subordinated debt; (ii) rank senior in right of payment to all future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the senior subordinated notes; (iii) are effectively subordinated in right of payment to all existing and future secured debt to the extent of the value of the assets securing such debt; (iv) are subordinated in right of payment to all existing and future senior indebtedness; and (v) are structurally subordinated to all obligations of each subsidiary that is not a guarantor of the senior subordinated notes.

The notes are similarly guaranteed in accordance with their terms by each of FDC’s domestic subsidiaries that guarantee obligations under FDC’s senior secured term loan facility described in more detail in Note 17 "Supplemental Guarantor Condensed Consolidating Financial Statements" of these consolidated financial statements.

All obligations under the senior secured notes, senior secured second lien notes, senior unsecured notes, and senior unsecured subordinated notes also contain a number of covenants similar to those described for the senior secured obligations noted above. FDC is in compliance with all applicable covenants.

Fair Value Measurement

As of December 31, 2014 and 2013, the fair value of the Company's long-term borrowings was $22.1 billion and $24.0 billion, respectively. The estimated fair value of the Company's long-term borrowings was primarily based on market trading prices and is considered to be a Level 2 measurement.